Selected Statements of Income Data (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Schedule of Selected Statements of Income Data
	Years ended March 31,
	2016	2015	2014
Sales by location of customers :
United States	$865,224	$777,191	$669,481
Canada	56,605	55,452	56,718
Israel	22,963	22,157	22,917
Other	5,959	8,144	10,169
	$950,751	$862,944	$759,285

Selling, marketing, general and administrative expenses:
Selling and marketing	$43,574	$44,617	$46,343
Advertising	15,504	8,370	9,787
General and administrative *	33,287	34,657	35,603
Settlements and loss contingencies	973	(4,200)	2,590
	$93,338	$83,444	$94,323
* Including provision for doubtful accounts	$(5)	$16	$25

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$473	$928	$1,515
Income in respect of deposits	(13,077)	(10,605)	(6,683)
Expenses in respect of short-term credit	—	—	1
Foreign currency transaction gains	(7,068)	(41,634)	(7,118)
	$(19,672)	$(51,311)	$(12,285)